SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2021	3,483,000	$1.77
Exercised	264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, December 31, 2021	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Cancelled / Forfeited	(45,000)	$1.40
Stock options outstanding, December 31, 2022	4,256,000	$1.36
Stock options exercisable, December 31, 2022	3,658,500	$1.39

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 28, 2023	$1.30	105,000	0.66	105,000	0.66
August 21, 2024	$0.79	126,000	1.64	126,000	1.64
August 4, 2025	$1.64	1,660,000	2.59	1,660,000	2.59
March 25, 2027	$1.20	2,340,000	4.23	1,755,000	4.23
May 4, 2027	$0.92	25,000	4.34	12,500	4.34
		4,256,000	3.43	3,658,500	3.43

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	December 31, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	2.49%	-%
Expected dividend yield	0.00%	-%
Expected option life (years)	5.00	-
Expected stock price volatility	59.98%	-%
Expected forfeiture rate	20%	-%
Weighted average fair value	$0.63	-

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2021	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(104,356)	$1.54
RSUs outstanding, December 31, 2021	1,439,477	$1.32
Granted	1,799,000	$1.19
Exercised	(982,879)	$1.18
Forfeited	(64,932)	$1.40
RSUs outstanding, December 31, 2022	2,190,666	$1.27

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 4, 2020	$1.64	412,666
March 25, 2022	$1.19	1,778,000
		2,190,666

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	2022	2021
Net income (loss) from continuing operations for the period	$3,096	$(2,057)
Net income (loss) for the period	$3,096	$(2,057)
Basic weighted average number of shares outstanding	114,372,371	100,161,357
Effect of dilutive share options, warrants, and RSUs (‘000)	3,243,527	-
Diluted weighted average number of shares outstanding	117,615,898	100,161,137
Basic and diluted earnings (loss) from continuing operations per share	$0.03	$(0.02)
Basic and diluted earnings (loss) per share	$0.03	$(0.02)